Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Investments.
Summary of short-term investments	The following is a summary of short-term investments (in thousands)

	As of December 31,
	2023	2024
	RMB	RMB
Structured deposits	330,754	2,000
Wealth management products	1,439,068	536,816
Total	1,769,822	538,816